Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The Company is subject to U.S. tax and files a U.S. consolidated federal income tax return with its Parent. All of the Company’s income comes from domestic sources. The components of income tax expense (benefit) were as follows for the periods indicated:

	Years Ended December 31,
	2020	2019	2018
Current income tax expense	$0.4	$0.4	$0.3
Deferred income tax (benefit) expense	(0.2)	(0.1)	0.1
Total income tax expense	$0.2	$0.3	$0.4
A reconciliation of the federal income tax rate to the Company's effective income tax rate follows for the periods indicated:

	December 31,
	2020	2019	2018
Federal income tax rate:	21.0%	21.0%	21.0%
Reconciling items:
Tax exempt interest	(3.8)	(2.9)	(2.6)
Dividend received deduction	(0.4)	(0.1)	(0.1)
Other	(0.2)	(0.3)	(0.4)
Effective income tax rate:	16.6%	17.7%	17.9%
The Company had no liability for unrecognized tax benefits as of and for each of the years ended December 31, 2020, 2019, and 2018.The Company does not anticipate any significant increase in the unrecognized tax benefit within the next 12 months.
The Parent files its consolidated income tax returns in the U.S. and various state jurisdictions. The Parent has substantially concluded all U.S. federal income tax matters for years through 2015. Substantially all state and local income tax matters have been concluded for the years through 2012.
The tax effects of temporary differences that result in deferred tax assets and deferred tax liabilities are as follows as of the dates indicated:

	December 31,
	2020	2019
Deferred tax assets
Deferred acquisition costs	$1.3	$1.2
Deferred gain on disposal of business	0.2	0.3
Investments, net	0.1	0.1
Other	0.3	0.2
Total deferred tax assets	1.9	1.8

Deferred tax liabilities
Net unrealized appreciation on securities	(0.9)	(0.7)
Total deferred tax liabilities	(0.9)	(0.7)
Net deferred income tax assets	$1.0	$1.1
The calculation of the valuation allowance is made at the consolidated return group level and analyzed at the separate company level. No valuation allowance has been recorded because it is management’s assessment that it is more likely than not that the gross deferred tax assets in the table above will be realized.
The Company’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income of the same character within the carryback or carryforward periods. In assessing future taxable income, the Company considered all sources of taxable income available to realize its deferred tax asset, including the future reversal of existing temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in carryback years and tax-planning strategies. If changes occur in the assumptions underlying the Company’s tax planning strategies or in the scheduling of the reversal of the Company’s deferred tax liabilities, a valuation allowance may need to be recorded in the future.
At December 31, 2020, the Company had no net operating loss, capital loss or tax credit carryforwards for U.S. federal income tax purposes.